Share Based Compensations (Details) - USD ($)		12 Months Ended
	May 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2021
Share Based Compensation [Line Items]
Aggregate ordinary shares					285,422
Fair value of this grant (in Dollars)		$ 21,604	$ 72,394
Related to warrant purchase (in Dollars)		$ 2,643
Ordinary shares purchase		20,000
Option to purchase		10,000
Unvested options		548,624
Unvested options Expenses (in Dollars)		$ 334,168
Weighted-average period		2 years 6 months 25 days
Employees and Consultants [Member]
Share Based Compensation [Line Items]
Weighted-average grant-date fair value options price (in Dollars per share)		$ 1.06	$ 1.09
Maximum [Member] | Director [Member]
Share Based Compensation [Line Items]
Service price per share (in Dollars per share)	$ 4.2
Minimum [Member] | Director [Member]
Share Based Compensation [Line Items]
Service price per share (in Dollars per share)	$ 1
Board of Directors [Member]
Share Based Compensation [Line Items]
Aggregate ordinary shares					285,422
Increase number of ordinary shares	491,500
Board of Directors [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Increase number of ordinary shares	800,000
Board of Directors [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Increase number of ordinary shares	308,500
Ordinary Shares [Member]
Share Based Compensation [Line Items]
Option to purchase				287,922